ASSETS ACQUISITION - Additional Information (Details) - Zhengzhou Kaitong [Member] - Real Estate [Member] - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020
Asset Acquisition [Line Items]
Assets acquisition consideration transferred	¥ 333,809
Payment to acquire assets gross	228,089
Assets acquisition, consideration transferred, liabilities incurred	¥ 105,720
Long-term purchase commitment amount		¥ 127,316
Long-term debt gross		¥ 26,580